Federated Hermes Strategic Income Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Principal Amount, Shares or Contracts		Value
	U.S. TREASURIES—6.9%
	Treasury Securities—6.9%
$11,000,000	United States Treasury Bond, 2.375%, 5/15/2051	$12,118,176
20,000,000	United States Treasury Note, 0.125%, 4/30/2023	19,987,396
5,000,000	United States Treasury Note, 0.625%, 8/15/2030	4,733,422
38,000,000	United States Treasury Note, 1.625%, 5/15/2031	39,152,050
	TOTAL U.S. TREASURIES (IDENTIFIED COST $76,377,859)	75,991,044
	CORPORATE BONDS—4.3%
	Basic Industry - Chemicals—0.0%
135,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	176,975
	Basic Industry - Metals & Mining—0.1%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	215,840
75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	75,299
55,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.875%, 4/27/2051	59,472
200,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	286,267
	TOTAL	636,878
	Capital Goods - Aerospace & Defense—0.2%
80,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	88,102
100,000	Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	100,411
180,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	185,183
215,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	233,447
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	31,296
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	174,355
65,000	Leidos Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	64,160
35,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	37,925
100,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	114,846
200,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	213,804
85,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	92,954
40,000	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	40,643
200,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	216,362
	TOTAL	1,593,488
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	22,026
80,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	85,060
140,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	152,193
135,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	140,885
35,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	36,736
	TOTAL	436,900
	Capital Goods - Construction Machinery—0.4%
3,590,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	3,567,833
195,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	217,636
100,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	112,943
	TOTAL	3,898,412
	Capital Goods - Diversified Manufacturing—0.1%
85,000	General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	95,649
90,000	Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	90,699

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 35,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	$36,597
100,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	96,905
80,000	Valmont Industries, Inc., 5.250%, 10/1/2054	102,680
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	110,579
90,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	96,032
65,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	66,148
	TOTAL	695,289
	Communications - Cable & Satellite—0.1%
65,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	80,156
30,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.300%, 2/1/2032	29,251
60,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.700%, 4/1/2051	60,553
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	49,903
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	51,751
325,000	Comcast Corp., Sr. Unsecd. Note, 1.500%, 2/15/2031	311,800
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	220,022
100,000	Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	111,249
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	33,032
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	223,276
	TOTAL	1,170,993
	Communications - Media & Entertainment—0.1%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	32,519
50,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.900%, 11/15/2024	54,186
100,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	118,877
65,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	76,581
100,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	137,795
150,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	157,646
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	102,498
25,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2026	27,752
100,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	120,989
40,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 5/19/2050	50,937
300,000	Walt Disney Co., Sr. Unsecd. Note, 2.650%, 1/13/2031	318,838
300,000	Walt Disney Co., Sr. Unsecd. Note, 3.000%, 9/15/2022	308,263
	TOTAL	1,506,881
	Communications - Telecom Wireless—0.1%
235,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	259,229
140,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	184,124
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	60,259
25,000	T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	30,010
165,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	185,075
	TOTAL	718,697
	Communications - Telecom Wirelines—0.2%
100,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	100,199
100,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	101,354
100,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	104,867
225,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	237,783
40,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	42,754
175,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 2.550%, 12/1/2033	176,033

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 85,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	$109,916
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	188,514
395,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	408,331
50,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.000%, 3/22/2027	54,115
65,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	70,756
152,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	198,694
	TOTAL	1,793,316
	Consumer Cyclical - Automotive—0.4%
100,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	100,877
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	122,795
50,000	General Motors Co., Sr. Unsecd. Note, 5.400%, 4/1/2048	63,450
25,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	26,453
50,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 0.800%, 1/8/2024	49,836
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	61,446
25,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	25,593
3,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.000%, 2/10/2027	3,181,199
200,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	213,918
120,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	123,982
	TOTAL	3,969,549
	Consumer Cyclical - Retailers—0.1%
160,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	178,361
50,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.550%, 7/26/2027	55,343
100,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	109,753
45,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	50,332
45,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	53,129
75,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	79,105
250,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	331,459
100,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	105,197
60,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	64,445
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	131,505
65,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	63,116
50,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 3.600%, 9/1/2027	56,218
	TOTAL	1,277,963
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	215,749
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	51,310
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	276,798
75,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	89,779
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	224,545
60,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	69,276
125,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	127,298
160,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	189,554
120,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	130,569
	TOTAL	1,374,878
	Consumer Non-Cyclical - Food/Beverage—0.2%
60,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	74,046
250,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	319,540
50,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 2/1/2026	55,232
50,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	61,593
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	145,448

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	$157,265
50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.400%, 11/15/2025	56,344
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	135,587
35,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	35,418
50,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	54,630
90,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	90,734
100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	134,190
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	53,043
100,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	116,154
35,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	36,305
75,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	89,335
100,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	101,973
70,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	76,766
155,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	168,744
75,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	91,285
	TOTAL	2,053,632
	Consumer Non-Cyclical - Health Care—0.0%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	55,202
80,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	86,748
45,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	47,422
170,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	184,495
35,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	38,665
	TOTAL	412,532
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
150,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	161,745
90,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	98,442
90,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	109,371
150,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	155,198
200,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	231,045
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	222,768
90,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	91,459
75,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	84,433
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	70,167
50,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 0.750%, 9/2/2023	50,241
50,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	49,894
90,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.750%, 9/2/2027	90,278
	TOTAL	1,415,041
	Consumer Non-Cyclical - Products—0.0%
150,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	166,534
	Consumer Non-Cyclical - Supermarkets—0.0%
75,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	91,550
	Consumer Non-Cyclical - Tobacco—0.0%
80,000	Altria Group, Inc., Sr. Unsecd. Note, 2.450%, 2/4/2032	78,236
80,000	Altria Group, Inc., Sr. Unsecd. Note, 2.625%, 9/16/2026	84,095
100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	97,302
50,000	Bat Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	49,600
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	136,581
	TOTAL	445,814
	Energy - Independent—0.1%
175,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	199,114

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$ 200,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	$224,345
170,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	212,516
25,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	28,275
50,000	Marathon Oil Corp., Sr. Unsecd. Note, 5.200%, 6/1/2045	60,568
	TOTAL	724,818
	Energy - Integrated—0.1%
100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	98,534
175,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	194,280
300,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	337,666
75,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.750%, 4/6/2030	80,265
70,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	83,822
	TOTAL	794,567
	Energy - Midstream—0.1%
145,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	167,818
80,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	93,901
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	270,535
100,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	108,582
75,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.150%, 2/1/2024	80,499
200,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	278,921
100,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	114,151
50,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	61,516
115,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	128,048
	TOTAL	1,303,971
	Energy - Oil Field Services—0.0%
65,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.900%, 11/15/2049	72,093
	Energy - Refining—0.0%
160,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	177,166
	Financial Institution - Banking—0.6%
150,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	162,601
90,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	90,590
200,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	207,162
350,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	363,992
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	105,974
250,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	273,355
100,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	101,694
95,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	102,026
275,000	Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	283,001
165,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	175,631
270,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	295,991
270,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	274,778
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	220,550
100,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	115,338
55,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	55,871
200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	206,513
350,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	392,374
200,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	203,139
55,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.824%, 6/1/2025	55,110
170,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	167,043
525,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	542,020
200,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	202,970

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 90,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	$90,888
250,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	278,327
200,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	200,616
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	97,810
95,875	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	78,618
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	220,050
100,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	96,906
475,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	513,774
275,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	292,606
		TOTAL	6,467,318
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	71,498
		Financial Institution - Finance Companies—0.0%
230,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	279,524
		Financial Institution - Insurance - Life—0.1%
200,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	224,180
200,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	216,653
75,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	85,938
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	201,920
180,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	210,299
50,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	50,462
		TOTAL	989,452
		Financial Institution - Insurance - P&C—0.0%
45,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	47,888
		Financial Institution - REIT - Apartment—0.0%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	216,035
50,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	53,365
165,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	175,951
		TOTAL	445,351
		Financial Institution - REIT - Healthcare—0.0%
160,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	182,683
115,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	120,104
		TOTAL	302,787
		Financial Institution - REIT - Office—0.1%
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	101,456
110,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	124,945
210,000		Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	245,984
		TOTAL	472,385
		Financial Institution - REIT - Other—0.0%
40,000		WP Carey, Inc., Sr. Unsecd. Note, 4.250%, 10/1/2026	45,299
135,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	146,935
		TOTAL	192,234
		Financial Institution - REIT - Retail—0.0%
120,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	136,590
		Health Insurance—0.5%
5,225,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	5,303,375
		Technology—0.2%
50,000		Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	54,964
100,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	130,397
75,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	84,437

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 90,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	$95,593
55,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	57,361
150,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 5.300%, 10/1/2029	182,796
50,000	Dell International LLC / EMC Corp., 6.020%, 6/15/2026	59,751
85,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	89,460
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	228,327
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	120,961
65,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	69,763
125,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	144,923
25,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	25,807
30,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	34,154
150,000	Microsoft Corp., Sr. Unsecd. Note, 3.300%, 2/6/2027	167,336
200,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	218,241
150,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	160,544
25,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	25,415
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	91,484
45,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	44,966
45,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	44,740
65,000	Vontier Corp., Sr. Unsecd. Note, 144A, 1.800%, 4/1/2026	65,153
25,000	Vontier Corp., Sr. Unsecd. Note, 144A, 2.950%, 4/1/2031	25,281
	TOTAL	2,221,854
	Technology Services—0.0%
45,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	46,348
	Transportation - Airlines—0.0%
70,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	74,759
70,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	79,375
	TOTAL	154,134
	Transportation - Railroads—0.0%
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	67,442
	Transportation - Services—0.1%
80,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.300%, 12/1/2026	87,340
130,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	151,303
140,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	142,257
75,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	82,046
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	218,541
	TOTAL	681,487
	Utility - Electric—0.2%
50,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	51,421
25,000	Black Hills Corp., Sr. Unsecd. Note, 3.875%, 10/15/2049	27,167
175,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	181,914
110,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	110,987
200,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	205,424
80,000	Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	89,850
200,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	241,184
40,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	48,126
140,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	173,144
30,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 1.000%, 6/15/2026	29,873
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	116,042
155,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	164,312
45,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	49,677

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 65,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	$79,298
55,000		Puget Energy, Inc., Sec. Fac. Bond, 144A, 2.379%, 6/15/2028	55,759
185,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	196,544
185,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	205,403
		TOTAL	2,026,125
		Utility - Natural Gas—0.0%
30,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	30,516
100,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	115,576
180,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	224,927
		TOTAL	371,019
		TOTAL CORPORATE BONDS (IDENTIFIED COST $44,404,588)	47,184,748
		COMMON STOCKS—2.3%
		Auto Components—0.1%
44,813		American Axle & Manufacturing Holdings, Inc.	397,492
22,886	[2]	Goodyear Tire & Rubber Co.	362,514
2,600		Lear Corp.	415,844
		TOTAL	1,175,850
		Chemicals—0.1%
24,625	[2]	Koppers Holdings, Inc.	810,163
		Commercial Services & Supplies—0.2%
10,720		Brinks Co. (The)	837,875
51,360	[2]	KAR Auction Services, Inc.	868,498
		TOTAL	1,706,373
		Communications Equipment—0.1%
12,510	[2]	Lumentum Holdings, Inc.	1,083,866
		Containers & Packaging—0.2%
53,618		Graphic Packaging Holding Co.	1,100,241
54,566	[2]	O-I Glass, Inc.	825,584
15,278		WestRock Co.	795,067
		TOTAL	2,720,892
		Electric Utilities—0.1%
17,370		NRG Energy, Inc.	793,288
		Gas Utilities—0.1%
54,606		Suburban Propane Partners LP	831,649
		Hotels Restaurants & Leisure—0.1%
8,085	[2]	Boyd Gaming Corp.	496,176
23,100	[2]	Red Rock Resorts, Inc.	1,081,311
		TOTAL	1,577,487
		Independent Power Producers & Energy Traders—0.0%
30,260		Vistra Corp.	577,663
		Media—0.6%
22,055	[2]	Altice USA, Inc.	605,189
186,595	[2]	Audacy, Inc.	662,412
150,680	[2]	Cumulus Media, Inc.	1,779,531
39,925	[2]	iHeartMedia, Inc.	993,334
2,315		Nexstar Media Group, Inc.	346,671
65,850	[2]	Townsquare Media, Inc.	846,831
195,440	[2]	Urban One, Inc.	1,360,263
		TOTAL	6,594,231

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Metals & Mining—0.1%
6,975		Compass Minerals International, Inc.	$466,837
38,385		Teck Resources Ltd.	865,582
		TOTAL	1,332,419
		Oil Gas & Consumable Fuels—0.2%
22,769		Devon Energy Corp.	672,824
20,025		Enviva Partners LP/Enviva Partners Finance Corp.	1,082,151
4,051		Pioneer Natural Resources, Inc.	606,313
		TOTAL	2,361,288
		Pharmaceuticals—0.1%
32,505		Bausch Health Cos, Inc.	946,871
		Professional Services—0.1%
9,425		Science Applications International Corp.	793,868
		Technology Hardware Storage & Peripherals—0.1%
5,200	[2]	Dell Technologies, Inc.	506,792
81,505	[2]	Diebold Nixdorf, Inc.	886,774
		TOTAL	1,393,566
		Trading Companies & Distributors—0.1%
14,745	[2]	GMS, Inc.	728,550
		TOTAL COMMON STOCKS (IDENTIFIED COST $25,764,539)	25,428,024
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.7%
		Commercial Mortgage—0.5%
$ 810,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	939,943
500,000	[3]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	588,545
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	758,478
520,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	537,147
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	1,071,439
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	1,047,763
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	1,010,268
		TOTAL	5,953,583
		Federal Home Loan Mortgage Corporation REMIC—0.2%
800,000		FHLMC REMIC, Series K070, Class A2, 3.303%, 11/25/2027	899,443
693,713		FHLMC REMIC, Series K105, Class A1, 1.536%, 3/25/2053	703,325
		TOTAL	1,602,768
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,146,972)	7,556,351
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Agency Commercial Mortgage-Backed Securities—0.1%
1,000,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.744%, 11/25/2045 (IDENTIFIED COST $1,004,153)	1,026,646
		PREFERRED STOCK—0.0%
		Financials—0.0%
40,000	[1,2,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED CALL OPTIONS—0.1%
20,000,000	[2]	Barclays AUD CALL/USD PUT, Notional Amount: $20,000,000, Exercise Price $77.00, Expiration Date 8/9/2021	180
15,000,000	[2]	Barclays EUR CALL/USD PUT, Notional Amount: $15,000,000, Exercise Price $1.23, Expiration Date 8/9/2021	18
5,000	[2]	Chicago Board Options Exchange SPX Volatility Index, Notional Amount $906,152,800, Exercise Price $30.00, Expiration Date 10/20/2021	800,000
5,000	[2]	Chicago Board Options Exchange SPX Volatility Index, Notional Amount $906,152,800, Exercise Price $40.00, Expiration Date 10/20/2021	462,500
20,000,000	[2]	HSBC NZD CALL/USD PUT, Notional Amount: $20,000,000, Exercise Price $72.00, Expiration Date 8/9/2021	19,020

Principal Amount, Shares or Contracts			Value
		PURCHASED CALL OPTIONS—continued
25,200,000	[2]	Morgan Stanley GBP CALL/USD PUT, Notional Amount:$35,000,000, Exercise Price $1.40. Expiration Date 11/4/2021	$97,877
1,500		United States Treasury Note 10 Year Futures, Notional Amount $154,688, Exercise Price, $135.00, Expiration Date 9/24/2021	164,062
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $2,823,669)	1,543,657
		PURCHASED PUT OPTIONS—0.1%
15,000,000		Barclays USD PUT/MXN CALL, Notional Amount:$25,000,000, Exercise Price $20. Expiration Date 10/21/2021	135,540
15,000,000		Barclays USD PUT/RUB Call, Notional Amount $15,000,000, Exercise Price $73.75, Expiration Date 7/21/2021	193,935
500	[2]	Russell 2000 Index, Notional Amount $12,502,346,339 Exercise Price $2,000.00, Expiration Date 9/17/2021	127,500
250	[2]	Russell 2000 Index, Notional Amount $6,251,173,170 Exercise Price $2,150.00, Expiration Date 9/17/2021	218,750
300		United States Treasury Bond Futures, Notional Amount $59,184,375 Exercise Price, $159.00, Expiration Date 12/21/2021	84,375
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,357,160)	760,100
		INVESTMENT COMPANIES—85.4%
5,491,558		Bank Loan Core Fund	53,048,451
25,989,533		Emerging Markets Core Fund	267,172,402
66,959,029		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5]	66,979,117
64,349,409		High Yield Bond Core Fund	412,479,707
14,167,981		Mortgage Core Fund	140,404,692
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $929,402,904)	940,084,369
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $1,089,285,244)	1,099,575,339
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	1,358,546
		TOTAL NET ASSETS—100%	$1,100,933,885
At August 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures:
[2]United States Treasury Notes 5-Year Short Futures	40	$4,948,750	December 2021	$(11,340)
[2]United States Treasury Notes 10-Year Short Futures	105	$14,012,578	December 2021	$(19,114)
[2]United States Treasury Ultra Bond Short Futures	2	$394,563	December 2021	$1,514
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(28,940)
The average notional value of long and short futures contracts held by the Fund throughout the period was $22,733,738 and $31,731,534, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/13/2021	Bank Of New York	6,000,000	GBP	$8,307,876	$(58,559)
9/15/2021	BNP Paribas SA	6,252,400,000	CLP	$8,000,000	$75,608
9/20/2021	BNP Paribas SA	40,802,988	BRL	$8,000,000	$(126,857)
9/20/2021	Morgan Stanley	304,991,250	MXN	$15,000,000	$149,462
10/18/2021	Morgan Stanley	10,027,965	AUD	$7,500,000	$(162,175)
10/18/2021	HSBC Bank USA	110,032,500,000	IDR	$7,500,000	$185,231
10/18/2021	HSBC Bank USA	565,500,000	INR	$7,500,000	$211,188
10/29/2021	Morgan Stanley	10,000,000	EUR	$11,829,713	$(9,105)

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
9/20/2021	BNP Paribas SA	40,531,200	BRL	$8,000,000	$179,300
9/20/2021	Bank of America N.A.	100,378,020	MXN	$5,000,000	$14,044
9/20/2021	Morgan Stanley	201,125,000	MXN	$10,000,000	$9,761
10/18/2021	HSBC Bank USA	110,032,500,000	IDR	$7,564,971	$(120,260)
10/18/2021	HSBC Bank USA	565,500,000	INR	$7,551,075	$(160,113)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$187,525
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $841,621 and $819,408, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2021, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Barclays Bank PLC	USD CALL/RUB PUT	$15,000,000	September 2021	$74.00	$(97,485)
Barclays Bank PLC	EUR CALL/USD PUT	$17,700,000	September 2021	$1.18	$(95,775)
Barclays Bank PLC	AUD CALL/USD PUT	$20,000,000	September 2021	$0.73	$(273,700)
HSBC	USD CALL/NOK PUT	$20,000,000	October 2021	$9.00	$(109,020)
JP Morgan	Russell 2000 Index (250 Contracts)	$1,241,000	September 2021	$2,250.00	$(1,285,000)
JP Morgan	Russell 2000 Index (250 Contracts)	$515,000	September 2021	$2,300.00	$(558,750)
JP Morgan	iShares iBoxx High Yield Corporate Bond ETF (12,500 Contracts)	$6,400,000	September 2021	$87.00	$(1,035,924)
Morgan Stanley	USD CALL/MXN PUT	$10,000,000	September 2021	$21.00	$(7,150)
Morgan Stanley	Chicago Board Options Exchange SPX Volatility Index (20 Contracts)	$34	September 2021	$25.00	$(1,100)
Morgan Stanley	USD CALL/MXN PUT	$30,000,000	September 2021	$20.50	$(140,700)
Put Options:
Barclays Bank PLC	EUR PUT/USD CALL	$15,000,000	September 2021	$1.19	$(155,965)
Barclays Bank PLC	AUD PUT/USD CALL	$12,500,000	September 2021	$0.76	$(391,687)
Barclays Bank PLC	USD PUT/RUB Call	$30,000,000	September 2021	$72.50	$(92,220)
Barclays Bank PLC	GBP PUT/USD CALL	$24,930,000	November 2021	$1.39	$(364,950)
HSBC	NZD PUT/USD CALL	$12,500,000	September 2021	$0.70	$(57,363)
HSBC	USD PUT/NOK CALL	$20,000,000	October 2021	$8.35	$(50,260)
JP Morgan	United States Treasury Ultra Bond (300 Contracts)	$4,031	September 2021	$161.00	$(201,564)
JP Morgan	iShares iBoxx High Yield Corporate Bond ETF (12,500 Contracts)	$22,656	September 2021	$85.00	$(59,470)
Morgan Stanley	USD PUT/MXN CALL	$10,000,000	September 2021	$19.50	$(2,470)
Morgan Stanley	USD PUT/CLP CALL	$12,000,000	September 2021	$755.00	$(20,496)
Morgan Stanley	USD PUT/JPY CALL	$10,000,000	September 2021	$109.00	$(11,440)
Morgan Stanley	USD PUT/JPY CALL	$15,000,000	October 2021	$108.00	$(29,610)
(Premiums Received $4,206,784)					$(5,042,099)
The average market value of written put and call options held by the Fund throughout the period was $1,900,090 and $2,567,171, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $811,029 and $1,677,945, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average notional amount of swap contracts held by the Fund throughout the period was $7,500,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2021, the Fund had no outstanding swap contracts.
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2021, were as follows:
Affiliates	Value as of 11/30/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$10,468,457	$42,359,094	$—
Emerging Markets Core Fund	$176,445,209	$111,175,875	$(21,000,000)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	$10,983,731	$401,762,877	$(345,768,453)
High Yield Bond Core Fund	$269,156,193	$147,800,000	$(12,000,000)
Mortgage Core Fund	$76,085,404	$85,400,000	$(19,725,250)
TOTAL OF AFFILIATED TRANSACTIONS	$543,138,994	$788,497,846	$(398,493,703)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2021	Shares Held as of 8/31/2021	Dividend Income
$220,900	$—	$53,048,451	5,491,558	$1,079,159
$(1,085,389)	$1,636,707	$267,172,402	25,989,533	$9,718,393
$(1,965)	$2,927	$66,979,117	66,959,029	$6,792
$7,222,298	$301,216	$412,479,707	64,349,409	$13,412,133
$(1,449,313)	$93,851	$140,404,692	14,167,981	$1,891,762
$4,906,531	$2,034,701	$940,084,369	176,957,510	$26,108,239
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Core Fund (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Copies of the HYCORE financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

2	Non-income-producing security.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Issuer in default.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$75,991,044	$—	$75,991,044
Corporate Bonds	—	47,106,130	78,618	47,184,748
Collateralized Mortgage Obligations	—	7,556,351	—	7,556,351
Commercial Mortgage-Backed Security	—	1,026,646	—	1,026,646
Purchased Call Options	1,426,562	117,095	—	1,543,657
Purchased Put Options	430,625	329,475	—	760,100
Equity Securities:
Common Stocks
Domestic	23,615,571	—	—	23,615,571
International	1,812,453	—	—	1,812,453
Preferred Stock
Domestic	—	—	400	400
Investment Companies	940,084,369	—	—	940,084,369
TOTAL SECURITIES	$967,369,580	$132,126,741	$79,018	$1,099,575,339
Other Financial Instruments:
Assets
Futures Contracts	$1,514	$—	$—	$1,514
Foreign Exchange Contracts	—	824,594	—	824,594
Liabilities
Futures Contracts	(30,454)	—	—	(30,454)
Foreign Exchange Contracts	—	(637,069)	—	(637,069)
Written Options Contracts	(2,940,244)	(2,101,855)	—	(5,042,099)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,969,184)	$(1,914,330)	$—	$(4,883,514)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CLP	—Chilean Peso
ETF	—Exchange-Traded Fund
EUR	—Euro Currency
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
INR	—Indian Rupee
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit